Financial Instruments - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) R$ / shares	Dec. 31, 2025 USD ($) R$ / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ 202,347	$ 36,774
Maximum percentage of identified risk to cover by derivative financial instruments	100.00%
Cash, cash equivalents, and short-term financial investments	R$ 7,026,883
Sensitivity percentage of variation scenario	10.00%	10.00%	10.00%
Amortization of fair value adjustment	R$ 78,431
Net imports in progress	R$ 172,030		R$ 93,821
DI [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	14.90%	14.90%
Notes in the foreign market [member]
Disclosure of detailed information about financial instruments [line items]
Transaction costs	R$ 24,546		7,807	R$ 10,116
Negative goodwill of notes in the foreign market	R$ 3,355		R$ 5,246	R$ 8,107
Brazilian real per US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | R$ / shares	5.7024
Closing foreign exchange rate | R$ / shares	5.5024	5.5024
Probable Scenario [member] | DI [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	13.82%	13.82%